Organization	12 Months Ended
Dec. 31, 2013
Organization [Abstract]
Organization

NESTOR PARTNERS

NOTES TO FINANCIAL STATEMENTS

Years ENDED dECEMBER 31, 2013 AND 2012

1.    ORGANIZATION

Nestor Partners (the “Partnership”) is a limited partnership which was organized in 1976 under the New Jersey Uniform Limited Partnership Act. The Limited Partnership Agreement (the “Agreement”) was amended and restated as of April 5, 2004. The Partnership engages in the speculative trading of futures and forward currency contracts. The instruments that are traded by the Partnership are volatile and involve a high degree of market risk.

The General Partner of the Partnership is Millburn Ridgefield Corporation (the “General Partner”). Principals, employees, former employees and other affiliates of the General Partner have invested in the Partnership as special limited partners.

The Agreement provides that subject to certain limitations, the General Partner shall conduct and manage the business of the Partnership. The General Partner has the right to make all investment decisions regarding the Partnership, authorize the payments of distributions to partners, enter into customer agreements with brokers and take such other actions as it deems necessary or desirable to manage the business of the Partnership.

The limited partners, special limited partners, New Profit Memo Account (see Note 3) and the General Partner share in the profits and losses of the Partnership which are determined before brokerage fees (Note 2) and profit share allocations on the basis of their proportionate interests of Partnership capital (Note 3). The General Partner and special limited partners are charged lower brokerage fees than limited partners in accordance with the Agreement. No limited partner or special limited partner shall be liable for Partnership obligations in excess of their capital contribution plus profits allocated to their capital accounts, if any.

Subject to certain conditions, a partner has the right to redeem all or a portion of its partnership capital as of any month-end upon fifteen days’ prior written notice to the General Partner. In its sole discretion, the General Partner may permit redemptions on shorter notice or as of a date other than month-end. Partners who purchased their interests through certain selling agents and redeem their partnership capital prior to the one-year anniversary of their subscription will pay the applicable early redemption fee. Redemptions will be made as of the last day of the month for an amount equal to the net asset value of the portion of a partner’s capital being redeemed; a redeeming partner shall receive such redeemed capital less the redemption fee, if any.

The General Partner, subject to Commodity Futures Trading Commission requirements, may (at its discretion) sell additional Limited Partnership Interests to persons desiring to become limited partners.

The Partnership will dissolve on October 31, 2017 or in the event of certain conditions set forth in the Agreement.